ACQUISITIONS - Consideration (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 16, 2018	Feb. 28, 2017	Jun. 30, 2018	Jun. 30, 2017
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment				$ 46,467
Maturities of marketable securities			$ 0	115,060
Repayment of term loan			0	39,664
Knoxville Terminals Purchase [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 58,000		58,000	0
Payments to Acquire Property, Plant, and Equipment	58,000
Business Combination, Estimated Inventory And Working Capital Acquire	356
Business Combination, Consideration Transferred	$ 58,356
Toledo Terminal [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 0	$ 10,097
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 11,600